Note 3 - Business Combination - Pro Forma Information (Details) - CVie Investments [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares
Pro forma net loss attributable to common shareholders | $	$ (38,082)
Pro forma EPS - basic and diluted (in dollars per share) | $ / shares	$ (3.60)